Loans_Details Of Loans(Details) $ in Thousands, ₩ in Millions		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Details Of Loans Line Items [Line Items]
Loans And Receivables		₩ 290,122,838	$ 271,798,203	₩ 265,486,134
Loans
Details Of Loans Line Items [Line Items]
Loans And Receivables		291,513,253		267,045,265
Deferred loan origination fees and costs
Details Of Loans Line Items [Line Items]
Loans And Receivables		719,816		718,625
Less: Allowances
Details Of Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ (2,110,231)		₩ (2,277,756)

[1]	Collectively assessed allowances for loans are included as they are not impaired individually.